Equity - Summary of Changes in Share (Detail) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Initial shares	[1]	16,806,658	16,806,658	16,659,232
Shares issuance	[1]	0	0	147,426
Final shares	[1]	16,806,658	16,806,658	16,806,658

[1]	The information for the years ended December 31, 2018 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split occurred in March 2019.